CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales	$ 566,291,755	$ 517,219,177	$ 284,865,369
Cost of sales	(564,474,123)	(424,916,666)	(268,252,069)
Gross profit	1,817,632	92,302,511	16,613,300
Selling and marketing expenses	(19,148,678)	(5,466,805)	(2,920,337)
General and administrative expenses	(41,182,119)	(17,518,189)	(24,517,431)
Research and development expenses	(6,718,265)	(3,345,644)	(4,381,060)
Goodwill impairment loss	(14,806,586)
Total operating expenses	(81,855,648)	(26,330,638)	(31,818,828)
Income (loss) from operations	(80,038,016)	65,971,873	(15,205,528)
Interest expense	(23,458,361)	(9,065,363)	(7,719,301)
Interest income	2,505,432	1,161,685	1,632,550
Changes in fair value of derivatives	(5,173,903)	2,919,710	8,019,632
Other income (expense), net	(1,899,809)	(3,686,488)	2,100,591
Income (loss) before income taxes	(108,064,657)	57,301,417	(11,172,056)
Tax benefit (expense)	13,771,962	(5,567,162)	902,709
Net income (loss)	(94,292,695)	51,734,255	(10,269,347)
Net income (loss) per share:
Basic	$ (0.39)	$ 0.22	$ (0.04)
Diluted	$ (0.39)	$ 0.21	$ (0.04)
Shares used in computation:
Basic	240,701,253	240,545,811	239,366,840
Diluted	240,701,253	262,009,223	239,366,840
Third parties
Sales	556,121,653	250,957,135	202,520,261
Cost of sales	(556,741,244)	(214,299,556)	(190,124,637)
Related parties
Sales	10,170,102	266,262,042	82,345,108
Cost of sales	$ (7,732,879)	$ (210,617,110)	$ (78,127,432)